Janus Henderson Global Equity Income Fund | Class D Shares
FUND SUMMARY Janus Henderson Global Equity Income Fund
INVESTMENT OBJECTIVES
Janus Henderson Global Equity Income Fund seeks to achieve a high level of current income and, as a secondary objective, steady growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Janus Henderson Global Equity Income Fund Class D Shares Class D
Operating Expenses Column [Text]	Class D
Management Fees	0.66%
Other Expenses	0.18%	[1]
Total Annual Fund Operating Expenses	0.84%
[1]	Other Expenses are based on annualized expenses from the Fund’s previous fiscal period.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Janus Henderson Global Equity Income Fund | Class D Shares | Class D Shares | USD ($)	Class D Shares	86	268	466	1,037

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of Henderson Global Equity Income Fund (the “Predecessor Fund”) and the Fund for the fiscal year August 1, 2016 to July 31, 2017 was 127% of the average value of the portfolio. The portfolio turnover rate of the Fund for the fiscal period August 1, 2017 to September 30, 2017 was 21% of the average value of the portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of income-producing equity securities, such as common and preferred dividend-paying stocks. The Fund invests in U.S. and non-U.S. issuers and will typically invest at least 40% of its net assets in securities of issuers or companies that are economically tied to different countries throughout the world, excluding the United States. The Fund has no specific policy on the number of different countries in which it will invest but intends to invest in at least three different countries.

In selecting investments, the portfolio managers primarily seek to identify companies with attractive long-term business prospects that generate cash and produce attractive levels of dividend income, and which are, in the opinion of the portfolio managers, undervalued or inexpensive relative to other similar investments. Security selection will be based upon an analysis of a broad range of appropriate value metrics, including price to earnings ratios, valuation relative to asset values, and a particular focus on cash flow generation and ability to service growing dividend streams in the medium term.

For its investments in common stocks, the Fund seeks to invest in securities that the portfolio managers believe have the potential for growth of income and capital over time. The portfolio managers may shift the Fund’s assets among various types of income-producing securities based on changing market conditions. The Fund may also invest in derivatives, equity real estate investment trusts (“REITs”) and preferred stocks.

Although the Fund does not have a specific policy regarding the growth/value orientation or market capitalization of the companies in which it invests, the portfolio managers believe that focusing on income-producing equity securities will tend to lead to investments in mid-to-large capitalization “value” stocks with a market capitalization greater than $3 billion (stocks of well-established, undervalued companies that the portfolio managers believe offer the potential for income and long term capital appreciation). The portfolio managers may, however, invest in smaller and less seasoned issuers.

The Fund may seek to enhance the level of dividend income it receives by engaging in regional rotation trading. In a regional rotation trade, the Fund would sell a stock that has declared its dividend and no longer trades with an entitlement to the dividend, and purchase a stock in another region that is about to declare a dividend (also known as a regional rotation strategy). By entering into a series of such trades, the Fund could augment the amount of dividend income it receives over the course of a year.

The Fund has no limits on the geographic asset distribution of its investments, but the Fund does not expect to invest more than 25% of its assets in securities of companies based in emerging markets. The Fund may invest in companies domiciled in any country that the portfolio managers believe to be appropriate to the Fund’s objectives. The Fund may, under unusual circumstances, invest in a single country or a limited number of countries. The Fund may invest in companies of any market capitalization.

The Fund will generally consider selling a security when, in the portfolio managers’ opinion, there is a risk of significant deterioration in the company’s fundamentals, or there is a change in business strategy or issuer-specific business outlook that affects the original investment case. The Fund will also consider selling a security if, in the portfolio managers’ opinion, a superior investment opportunity arises. Also, the Fund may consider selling a security as part of the Fund’s regional rotation trading strategy.

The Fund may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. In particular, the Fund may invest in derivatives such as forward currency contracts to offset risks associated with currency exposure.

The Fund may engage in active and frequent trading to achieve its investment objectives, and the Fund’s regional rotation strategy may increase the rate of portfolio turnover. In addition, frequently purchasing stocks in a short period prior to the ex-dividend date (the interval between the announcement and the payment of the next dividend) increases the amount of trading costs the Fund will incur and the potential for capital loss or gain, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading. The Fund’s portfolio turnover rate may be 100% or more. The Fund does not limit its investments to companies of any particular size. However, in an attempt to reduce portfolio risks, the portfolio managers generally will invest across countries, industry groups and/or securities.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking a global, income-producing equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk.  The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities and derivatives that provide exposure to foreign markets, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. To the extent the Fund invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk.  The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2017, approximately 3.8% of the Fund’s investments were in emerging markets (i.e. countries included in the MSCI Emerging Markets IndexSM).

Value Investing Risk.  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected by the portfolio managers.

Real Estate Securities Risk.  The Fund’s performance may be affected by the risks associated with investments in real estate-related companies. The value of real estate-related companies’ securities is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the company. Investments in REITs involve the same risks as other real estate investments. In addition, a REIT could fail to qualify for tax-free pass-through of its income under the Internal Revenue Code or fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended, which could produce adverse economic consequences for the REIT and its investors, including the Fund.

Market Risk.  The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.

Small- and Mid-Sized Companies Risk.  The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, while small- and mid-sized companies may realize more substantial growth than larger or more established issuers, they may also suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger or more established companies, which could have a significant adverse effect on the Fund’s returns, especially as market conditions change.

Geographic Concentration Risk.  To the extent the Fund invests a substantial amount of its assets in issuers located in a single country or region, the economic, political, regulatory or other developments or conditions within such country or region will generally have a greater effect on the Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility.

Derivatives Risk.  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities or asset. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. The Fund may use derivatives, including forward currency contracts, for hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge.

Portfolio Turnover Risk.  Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

Management Risk.  The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. The Fund may underperform its benchmark index or other mutual funds with similar investment objectives.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Returns shown prior to June 5, 2017 are those of the Predecessor Fund, Henderson Global Equity Income Fund. The Predecessor Fund was advised by Henderson Global Investors (North America) Inc. and subadvised by Henderson Investment Management Limited. Class A Shares, Class C Shares, Class I Shares and Class R6 Shares of the Predecessor Fund were reorganized into Class A Shares, Class C Shares, Class I Shares and Class N Shares, respectively, of the Fund on June 2, 2017. In connection with this reorganization, certain shareholders of the Predecessor Fund who held shares directly with the Predecessor Fund and not through an intermediary had the Class A Shares, Class C Shares, Class I Shares and Class N Shares of the Fund received in the Merger automatically exchanged for Class D Shares of the Fund following the Merger. Class A Shares and Class C Shares of the Predecessor Fund commenced operations with the Predecessor Fund’s inception on November 30, 2006. Class I Shares and Class R6 Shares of the Predecessor Fund commenced operations on March 31, 2009 and November 30, 2015, respectively.

The performance shown for Class D Shares prior to June 5, 2017 reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges or 12b-1 fees), net of any applicable fee and expense limitations or waivers.

Returns of the Fund will be different from the Predecessor Fund as they have different expenses.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s (and the Predecessor Fund’s) past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at janushenderson.com/allfunds or by calling 1-800-525-3713.
Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter: 2nd Quarter 2009 14.41% Worst Quarter: 3rd Quarter 2011 – 12.96%
Average Annual Total Returns (periods ended 12/31/17)
Average Annual Total Returns - Janus Henderson Global Equity Income Fund - Class D Shares	Column	Label		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class D Shares | Return Before Taxes	Class D Shares	Return Before Taxes		19.13%	8.04%	3.77%	4.81%	Nov. 30, 2006
Class D Shares | Return After Taxes on Distributions	Class D Shares	Return After Taxes on Distributions		17.58%	6.69%	2.81%	3.87%	Nov. 30, 2006
Class D Shares | Return After Taxes on Distributions and Sale of Fund Shares	Class D Shares	Return After Taxes on Distributions and Sale of Fund Shares	[1]	12.37%	6.36%	3.24%	4.14%	Nov. 30, 2006
MSCI World Index℠ (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		MSCI World IndexSM		22.40%	11.64%	5.03%	5.54%	Nov. 30, 2006
MSCI World Index℠ (reflects no deduction for expenses, fees, or taxes)		MSCI World IndexSM		23.07%	12.26%	5.63%	6.13%	Nov. 30, 2006
MSCI World High Dividend Yield Index℠ (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		MSCI World High Dividend Yield IndexSM		18.14%	9.32%	3.87%	4.38%	Nov. 30, 2006
MSCI World High Dividend Yield Index℠ (reflects no deduction for expenses, fees, or taxes)		MSCI World High Dividend Yield IndexSM		19.17%	10.24%	4.80%	5.29%	Nov. 30, 2006
[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

The Fund’s primary benchmark index is the MSCI World IndexSM. The Fund also compares its performance to the MSCI World High Dividend Yield IndexSM. The indices are described below.
  The MSCI World IndexSM is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed market countries in North America, Europe, and the Asia/Pacific Region.
  The MSCI World High Dividend Yield IndexSM is designed to reflect the performance of the high dividend yield securities contained within the broader MSCI World IndexSM. The index includes large- and mid-capitalization stocks from developed markets across the Americas, Asia-Pacific, and Europe.
Prior to June 5, 2017, the Predecessor Fund used the MSCI World IndexSM and MSCI World High Dividend Yield IndexSM, each gross of foreign withholding taxes. Effective June 5, 2017, the Fund’s performance is compared to the MSCI World IndexSM and MSCI World High Dividend Yield IndexSM, each net of foreign withholding taxes, because they more closely reflect the Fund’s investment universe and are consistent with the practices of other funds advised by Janus Capital.

After-tax returns are calculated using distributions for the Predecessor Fund’s Class A Shares for the period prior to June 5, 2017. If Class D Shares of the Fund had been available during periods prior to June 5, 2017, the distributions used to calculate the after-tax returns may have been different. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.